Earnings/(Loss) per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Numerator:
Net Income/(Loss)	$ (366,195)	$ 117,016	$ (3,920)
Denominator (number of shares in thousands):
Basic and diluted weighted average common shares outstanding	109,801,586	109,785,484	109,676,056
Number of warrants issued	15,000,000	15,000,000	15,000,000	15,000,000
Number of warrants outstanding	15,000,000	15,000,000	15,000,000